Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease and Mineral and Other Royalty Commitments for All Noncancelable Agreements

Future minimum lease and mineral and other royalty commitments for all noncancelable agreements as of December 31, 2012 are as follows:

(add 000)
2013	$75,298
2014	55,706
2015	51,353
2016	38,828
2017	29,851
Thereafter	109,464
Total	$360,500